Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings, current
Current part of non-current borrowings	kr 3,953	kr 8,995
Other borrowings, current	2,184	8,660
Total borrowings, current	6,137	17,655
Borrowings, non-current
Notes and bond loans	31,799	29,071
Other borrowings, non-current	105	147
Total borrowings, non-current	31,904	29,218
Total interest-bearing liabilities	kr 38,041	kr 46,873